Discontinued Operations - Net Outstanding Commodity Forward Contracts Quantities and Net Position That Did Not Qualify for Hedge Accounting (Detail)	12 Months Ended
	Dec. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU
Natural Gas (MMBtu)) [Member]
Derivative [Line Items]
Quantity	3,838,000	6,161,200
Net Position	Long	Long
Pepco Energy Services [Member] | Financial Transmission Rights (MWh) [Member]
Derivative [Line Items]
Quantity	181,008	267,480
Net Position	Long	Long
Pepco Energy Services [Member] | Electric Capacity (MW-Days) [Member]
Derivative [Line Items]
Quantity		12,920
Net Position		Long
Pepco Energy Services [Member] | Electricity (MWh) [Member]
Derivative [Line Items]
Quantity	261,240	788,280
Net Position	Long	Long
Pepco Energy Services [Member] | Natural Gas (MMBtu)) [Member]
Derivative [Line Items]
Quantity	2,867,500	24,550,257
Net Position	Long	Long